Subordinated loans - Schedule of Changes In Subordinated Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Opening balance		€ 13,724		€ 15,968
Effect Of Changes In Accounting Policy due to the implementation of IFRS 9				241
New issuances	[1]	3,429		1,859	€ 2,331
Repayments	[1]	(933)		(4,646)	(2,343)
Exchange rate differences and other		367		302
Closing balance		€ 16,588	[2]	€ 13,724	€ 15,968

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.

[2]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.